Cash and equivalents, marketable securities and short-term investments	12 Months Ended
Dec. 31, 2014
Cash and equivalents, marketable securities and short-term investments
Cash and equivalents and marketable securities and short-term investments

Note 4—Cash and equivalents, marketable securities and short-term investments

Current assets

        Cash and equivalents and marketable securities and short-term investments consisted of the following:

	December 31, 2014
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	2,218			2,218	2,218
Time deposits	3,340			3,340	3,140	200
Other short-term investments	225			225		225
Debt securities available-for-sale:
—U.S. government obligations	135	2	(1)	136	—	136
—Other government obligations	2	—	—	2	—	2
—Corporate	734	4	(1)	737	85	652
Equity securities available-for-sale	98	12	—	110	—	110

Total	6,752	18	(2)	6,768	5,443	1,325

	December 31, 2013
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	2,414			2,414	2,414
Time deposits	3,556			3,556	3,538	18
Other short-term investments	9			9		9
Debt securities available-for-sale:
—U.S. government obligations	103	2	(1)	104	—	104
—European government obligations	24	1	—	25	—	25
—Other government obligations	3	—	—	3	—	3
—Corporate	212	4	(1)	215	69	146
Equity securities available-for-sale	154	9	(4)	159	—	159

Total	6,475	16	(6)	6,485	6,021	464

        Included in Other short-term investments at December 31, 2014, are receivables of $219 million representing reverse repurchase agreements. These collateralized lendings, made to a financial institution, have maturity dates of less than one year.

Non-current assets

        Included in "Other non-current assets" are certain held-to-maturity marketable securities. At December 31, 2014, the amortized cost, gross unrecognized gain and fair value (based on quoted market prices) of these securities were $95 million, $14 million and $109 million, respectively. At December 31, 2013, the amortized cost, gross unrecognized gain and fair value (based on quoted market prices) of these securities were $104 million, $17 million and $121 million, respectively. These securities are pledged as security for certain outstanding deposit liabilities and the funds received at the respective maturity dates of the securities will only be available to the Company for repayment of these obligations.

Gains, losses and contractual maturities

        Gross realized gains (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities totaled $2 million, $10 million and $3 million in 2014, 2013 and 2012, respectively. Gross realized losses (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities totaled $23 million in 2014 and were not significant in 2013 and 2012. Such gains and losses were included in "Interest and other finance expense".

        In 2014, 2013 and 2012, other-than-temporary impairments recognized on available-for-sale equity securities were not significant.

        At December 31, 2014, 2013 and 2012, gross unrealized losses on available-for-sale securities that have been in a continuous unrealized loss position were not significant and the Company does not intend and does not expect to be required to sell these securities before the recovery of their amortized cost.

        There were no sales of held-to-maturity securities in 2014, 2013 and 2012.

        Contractual maturities of debt securities consisted of the following:

	December 31, 2014
	Available-for-sale		Held-to-maturity
($ in millions)	Cost basis	Fair value	Cost basis	Fair value
Less than one year	637	637	—	—
One to five years	178	181	75	85
Six to ten years	56	57	20	24

Total	871	875	95	109

        At December 31, 2014 and 2013, the Company pledged $95 million and $97 million, respectively, of available-for-sale marketable securities as collateral for issued letters of credit and other security arrangements.